MORGAN STANLEY DEAN WITTER NATURAL         TWO WORLD TRADE CENTER,
RESOURCE DEVELOPMENT SECURITIES INC.       NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31,
2000

DEAR SHAREHOLDER:

During the six-month period ended August 31, 2000, inflation moderated while growth in the economy continued to be robust. A confluence of events in March and April raised concerns about a possible slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq and new-economy stocks. First, the Department of Justice moved to split up Microsoft to prevent it from using its monopoly power to restrain competition. Second, President Clinton spoke of potential controls on the patenting of intellectual property in the genomics area. The Federal Reserve Board raised the federal funds rate a total of 75 basis points during the first half of the period, prompted by continued evidence that the economy was on the verge of overheating.

NATURAL RESOURCES OVERVIEW

The economic trends that have thus far characterized 2000 have had markedly different effects on the various industries within the natural resources sector. The prices of most industrial metals -- namely aluminum, copper, nickel and the platinum group -- have reflected the U.S. economy's strong performance. However, gold has been an exception to this trend, as European banks have reduced their gold reserves, though industrial and jewelry-fabrication demand for gold exceeds its actual production by about a thousand metric tons annually. Share prices of related companies, notably in the steel industry, generally lagged during the period, with valuations at the low end of their trading ranges. The same can be said of chemical companies. Both natural gas and crude oil have experienced historically strong pricing over the past year, though the fundamentals of each industry are somewhat different. Growth in demand for electricity has become an important investment theme in our increasingly wired economy, with second-quarter economic data from Japan and China indicating that demand is rising in those regions.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. LETTER TO THE SHAREHOLDERS AUGUST 31, 2000, CONTINUED

PERFORMANCE AND PORTFOLIO

For the six-month period ended August 31, 2000, Morgan Stanley Dean Witter Natural Resource Development Securities' Class B shares posted a total return of
17.84 percent, compared to 11.72 percent for the Standard and Poor's 500 Index (S&P 500).(1) Over the same period, the Fund's Class A, C and D shares returned
18.21 percent, 17.81 percent and 18.44 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund remained diversified across resource-related industries, with an overweighting in energy. Holdings trimmed or sold during the period included Global Industries, Occidental Petroleum, Patterson Energy, Olin Corp., Bemis Corp., Kinder Morgan, Inc., Champion International, Enron, Avista, Goodrich, Pharmacia and Columbia Energy. Positions initiated or added to included British Petroleum, General Electric, Royal Dutch, AK Steel, Repsol, ATI Corp., Anadarko, ENI, Varco, E.I. DuPont, Solutia, McDermott International, Kerr-McGee, CMS Energy, Honeywell, Inco, PPG Corp. and Montana Power.

LOOKING AHEAD

The U.S. Federal Reserve Board has acknowledged that increased technology spending has apparently raised the domestic economy's "speed limit" (meaning the highest level of noninflationary growth) by improving productivity. This has led to speculation that the Fed may leave interest rates unchanged for the next several months. Indeed, the Fed's members have taken the position that, while inconvenient, recent high energy prices don't pose the kind of inflationary potential in the United States that they might have 25 years ago. While recent rate increases combined with higher gasoline pump prices may have curbed consumer spending somewhat, leading economic measures seem to indicate an economy in balance. We would not be surprised to see crude oil prices ease gradually as additional supplies make their way through the shipping, refining and marketing system. We believe that many companies within the major oil, refining, chemical and metals industries represent good value today. As companies in these industries focus less on volume growth and more on returns on invested capital, we expect that they will begin trading at long-term valuations more in line with the rest of the S&P 500.

----------------
(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. LETTER TO THE SHAREHOLDERS AUGUST 31, 2000, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Natural Resource Development Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FUND PERFORMANCE AUGUST 31, 2000

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 8/31/2000                           PERIOD ENDED 8/31/2000
   -------------------------                        -------------------------
   1 Year                     12.56%(1)  6.65%(2)   1 Year                     11.58%(1)   6.58%(2)
   Since Inception (7/28/97)   3.49%(1)  1.70%(2)   5 Years                    11.35%(1)   11.09%(2)
                                                    10 Years                   9.38%(1)    9.38%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 8/31/2000                             PERIOD ENDED 8/31/2000
   -------------------------                          -------------------------
   1 Year                     11.64%(1)   10.64%(2)   1 Year                     12.80%(1)
   Since Inception (7/28/97)  2.66%(1)    2.66%(2)    Since Inception (7/28/97)  3.74%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS AUGUST 31, 2000 (UNAUDITED)

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           COMMON STOCKS (95.9%)
           BASIC ENERGY (37.8%)
           INTEGRATED OIL (21.1%)
 211,600   BP Amoco PLC (ADR) (United Kingdom)...................................  $ 11,690,900
  65,000   Chevron Corp..........................................................     5,492,500
 112,131   Conoco, Inc. (Class B)................................................     2,929,422
  55,000   Ente Nazionale Idrocarburi SpA (ADR) (Italy)..........................     3,214,063
 240,414   Exxon Mobil Corp......................................................    19,623,793
 137,000   Royal Dutch Petroleum Co. (ADR) (Netherlands).........................     8,382,688
                                                                                   ------------
                                                                                     51,333,366
                                                                                   ------------
           OIL & GAS PIPELINES (6.2%)
  75,000   El Paso Energy Corp...................................................     4,368,750
  60,000   Enron Corp............................................................     5,092,500
 120,000   Williams Companies, Inc...............................................     5,527,500
                                                                                   ------------
                                                                                     14,988,750
                                                                                   ------------
           OIL & GAS PRODUCTION (5.4%)
  60,000   Anardarko Petroleum Corp..............................................     3,946,200
  50,000   Apache Corp...........................................................     3,150,000
  25,000   Barrett Resources Corp.*..............................................       865,625
 100,000   EOG Resources, Inc....................................................     3,825,000
  20,000   Kerr-McGee Corp.......................................................     1,263,750
                                                                                   ------------
                                                                                     13,050,575
                                                                                   ------------
           OIL REFINING/MARKETING (5.1%)
 120,000   Repsol S.A. (ADR) (Spain).............................................     2,377,500
 100,000   Sunoco, Inc...........................................................     2,718,750
  70,000   Total S.A. (ADR) (France).............................................     5,215,000
  80,000   USX-Marathon Group....................................................     2,195,000
                                                                                   ------------
                                                                                     12,506,250
                                                                                   ------------

           TOTAL BASIC ENERGY....................................................    91,878,941
                                                                                   ------------
           ENERGY DEVELOPMENT & TECHNOLOGY (29.8%)
           AEROSPACE & DEFENSE (0.1%)
  15,000   Teledyne Technologies Inc.*...........................................       301,875
                                                                                   ------------
           CONTRACT DRILLING (8.9%)
  75,000   ENSCO International Inc...............................................     2,990,625
  60,000   Global Marine, Inc.*..................................................     1,938,750
 100,000   Marine Drilling Companies, Inc.*......................................     2,718,750
  65,000   Nabors Industries, Inc.*..............................................     3,091,562
  35,000   Noble Drilling Corp.*.................................................     1,697,500
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
  35,000   Precision Drilling Corp. (Class A)* (Canada)..........................  $  1,190,000
  88,500   R&B Falcon Corp.*.....................................................     2,522,250
  55,000   Santa Fe International Corp...........................................     2,162,187
  56,107   Transocean Sedco Forex Inc............................................     3,352,393
                                                                                   ------------
                                                                                     21,664,017
                                                                                   ------------
           ELECTRIC UTILITIES (1.5%)
  80,000   CMS Energy Corp.......................................................     2,090,000
  45,000   Montana Power Co......................................................     1,622,812
                                                                                   ------------
                                                                                      3,712,812
                                                                                   ------------
           ELECTRICAL PRODUCTS (1.1%)
  40,000   Emerson Electric Co...................................................     2,647,500
                                                                                   ------------
           INDUSTRIAL CONGLOMERATES (3.2%)
  50,000   General Electric Co...................................................     2,934,375
  65,000   Honeywell International, Inc..........................................     2,506,562
  40,000   Tyco International Ltd. (Bermuda).....................................     2,280,000
                                                                                   ------------
                                                                                      7,720,937
                                                                                   ------------
           OILFIELD SERVICES/EQUIPMENT (15.0%)
  55,000   Baker Hughes Inc......................................................     2,010,938
  55,000   Cooper Cameron Corp.*.................................................     4,279,688
 116,500   Grant Prideco, Inc.*..................................................     2,737,750
 100,000   Halliburton Co........................................................     5,300,000
  80,000   National-Oilwell, Inc.*...............................................     2,775,000
  78,200   Schlumberger Ltd. (Netherlands).......................................     6,671,438
 120,000   Seitel, Inc.*.........................................................     1,882,500
  30,000   Smith International, Inc.*............................................     2,385,000
  70,000   Stolt Comex Seaway, S.A.* (United Kingdom)............................       971,250
  99,750   Varco International, Inc.*............................................     2,013,703
 116,500   Weatherford International, Inc.*......................................     5,468,219
                                                                                   ------------
                                                                                     36,495,486
                                                                                   ------------

           TOTAL ENERGY DEVELOPMENT & TECHNOLOGY.................................    72,542,627
                                                                                   ------------

           METALS & BASIC MATERIALS (28.3%)
           ALUMINUM (2.1%)
 150,000   Alcoa, Inc............................................................     4,987,500
                                                                                   ------------
           CHEMICALS: AGRICULTURAL (0.9%)
 150,000   IMC Global Inc........................................................     2,203,125
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           CHEMICALS: MAJOR DIVERSIFIED (2.3%)
  73,769   Du Pont (E.I.) de Nemours & Co., Inc..................................  $  3,310,384
 155,000   Solutia, Inc..........................................................     2,334,687
                                                                                   ------------
                                                                                      5,645,071
                                                                                   ------------
           CHEMICALS: SPECIALTY (4.0%)
  60,000   Air Products & Chemicals, Inc.........................................     2,178,750
  45,000   Crompton Corp.........................................................       405,000
 120,000   Engelhard Corp........................................................     2,250,000
  40,000   FMC Corp.*............................................................     2,712,500
 135,000   Olin Corp.............................................................     2,227,500
                                                                                   ------------
                                                                                      9,773,750
                                                                                   ------------
           CONTAINERS/PACKAGING (1.3%)
  30,000   Sealed Air Corp.*.....................................................     1,539,375
  40,000   Temple-Inland, Inc....................................................     1,697,500
                                                                                   ------------
                                                                                      3,236,875
                                                                                   ------------
           INDUSTRIAL MACHINERY (1.2%)
  34,200   Ingersoll-Rand Co.....................................................     1,558,237
 190,000   McDermott International, Inc..........................................     1,460,625
                                                                                   ------------
                                                                                      3,018,862
                                                                                   ------------
           INDUSTRIAL SPECIALTIES (0.7%)
  40,000   PPG Industries, Inc...................................................     1,620,000
                                                                                   ------------
           OTHER METALS/MINERALS (3.2%)
  72,500   Allegheny Technologies Inc............................................     1,576,875
  30,000   Anglo American PLC (ADR) (United Kingdom).............................     1,702,500
 100,000   Broken Hill Proprietary Co., Ltd. (ADR) (Australia)...................     2,200,000
 110,000   Inco Ltd.* (Canada)...................................................     1,966,250
  86,600   Namibian Minerals Corp. (Canada)......................................       259,800
                                                                                   ------------
                                                                                      7,705,425
                                                                                   ------------
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------

           PRECIOUS METALS (7.6%)
  31,500   Anglogold Ltd. (South Africa).........................................  $  1,200,568
 125,000   Barrick Gold Corp. (Canada)...........................................     1,990,212
 100,000   Compania de Minas Buenaventura S.A. (ADR) (Peru)......................     1,650,000
 125,000   Franco Nevada Mining Corp. Ltd. (Canada)..............................     1,315,521
  25,000   Freeport-McMoran Copper & Gold, Inc.*.................................       237,500
 300,000   Meridian Gold Inc.* (Canada)..........................................     1,987,500
  80,000   Newmont Mining Corp...................................................     1,485,000
 215,000   Placer Dome Inc. (Canada).............................................     1,908,125
 192,950   Stillwater Mining Co.*................................................     6,560,300
                                                                                   ------------
                                                                                     18,334,726
                                                                                   ------------
           PULP & PAPER (3.2%)
  45,000   Bowater, Inc..........................................................     2,311,875
  75,000   Georgia-Pacific Corp..................................................     2,006,250
  59,408   International Paper Co................................................     1,893,630
  50,000   Willamette Industries, Inc............................................     1,525,000
                                                                                   ------------
                                                                                      7,736,755
                                                                                   ------------
           STEEL (1.8%)
 130,000   AK Steel Holding Corp.................................................     1,413,750
 125,000   Bethlehem Steel Corp.*................................................       437,500
  60,000   Reliance Steel & Aluminum Co..........................................     1,237,500
  80,000   USX-U.S. Steel Group..................................................     1,390,000
                                                                                   ------------
                                                                                      4,478,750
                                                                                   ------------

           TOTAL METALS & BASIC MATERIALS........................................    68,740,839
                                                                                   ------------

           TOTAL COMMON STOCKS
           (COST $173,233,255)...................................................   233,162,407
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (4.0%)
           REPURCHASE AGREEMENT
$  9,751   The Bank of New York 6.438% due 09/01/00 (dated 08/31/00; proceeds $9,752,990) (a)
             (COST $9,751,246)....................................................................  $  9,751,246
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $182,984,501) (B)...................................................................   99.9%    242,913,653

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.1         130,855
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 243,044,508
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $9,885,142 Federal National Mortgage Assoc. 8.00% due 08/01/28 valued at $9,948,145.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $72,901,711 and the aggregate gross unrealized depreciation is $12,972,559, resulting in net unrealized appreciation of $59,929,152.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $182,984,501).......................................  $242,913,653
Receivable for:
    Dividends.................................................................................       608,220
    Capital stock sold........................................................................       307,787
    Foreign withholding taxes reclaimed.......................................................        36,993
    Investments sold..........................................................................        16,037
Prepaid expenses and other assets.............................................................        60,949
                                                                                                ------------
     TOTAL ASSETS.............................................................................   243,943,639
                                                                                                ------------
LIABILITIES:
Payable for:
    Capital stock repurchased.................................................................       493,671
    Plan of distribution fee..................................................................       175,458
    Investment management fee.................................................................       126,785
Accrued expenses and other payables...........................................................       103,217
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       899,131
                                                                                                ------------
     NET ASSETS...............................................................................  $243,044,508
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $221,686,800
Net unrealized appreciation...................................................................    59,928,617
Accumulated undistributed net investment income...............................................        85,583
Accumulated net realized loss.................................................................   (38,656,492)
                                                                                                ------------
     NET ASSETS...............................................................................  $243,044,508
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $2,595,224
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       170,825
     NET ASSET VALUE PER SHARE................................................................        $15.19
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $16.03
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $204,859,441
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................    13,718,780
     NET ASSET VALUE PER SHARE................................................................        $14.93
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $3,640,293
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       244,399
     NET ASSET VALUE PER SHARE................................................................        $14.89
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $31,949,550
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................     2,090,932
     NET ASSET VALUE PER SHARE................................................................        $15.28
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

NET INVESTMENT INCOME

INCOME
Dividends (net of $104,381 foreign withholding tax)............................................  $ 2,029,612
Interest.......................................................................................      182,587
                                                                                                 -----------

     TOTAL INCOME..............................................................................    2,212,199
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        2,074
Plan of distribution fee (Class B shares)......................................................    1,007,463
Plan of distribution fee (Class C shares)......................................................       17,068
Investment management fee......................................................................      749,850
Transfer agent fees and expenses...............................................................      160,188
Registration fees..............................................................................       52,997
Shareholder reports and notices................................................................       30,458
Professional fees..............................................................................       27,756
Custodian fees.................................................................................       12,193
Directors' fees and expenses...................................................................        8,962
Other..........................................................................................        2,775
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    2,071,784
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................      140,415
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments................................................................................    8,508,160
    Foreign exchange transactions..............................................................       (2,550)
                                                                                                 -----------

     NET GAIN..................................................................................    8,505,610
                                                                                                 -----------
Net change in unrealized appreciation on:
    Investments................................................................................   29,547,585
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................         (503)
                                                                                                 -----------

     NET APPRECIATION..........................................................................   29,547,082
                                                                                                 -----------

     NET GAIN..................................................................................   38,052,692
                                                                                                 -----------

NET INCREASE...................................................................................  $38,193,107
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX      FOR THE YEAR
                                                                             MONTHS ENDED          ENDED
                                                                            AUGUST 31, 2000  FEBRUARY 29, 2000
--------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................    $    140,415     $    284,639
Net realized gain (loss)..................................................       8,505,610       (2,899,093)
Net change in unrealized appreciation.....................................      29,547,082       44,575,453
                                                                              ------------     ------------

     NET INCREASE.........................................................      38,193,107       41,960,999
                                                                              ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares............................................................         (11,845)        --
Class C shares............................................................          (5,758)        --
Class D shares............................................................        (269,459)        --
                                                                              ------------     ------------

     TOTAL DIVIDENDS......................................................        (287,062)        --
                                                                              ------------     ------------

Net increase (decrease) from capital stock transactions...................     (20,792,287)      19,019,430
                                                                              ------------     ------------

     NET INCREASE.........................................................      17,113,758       60,980,429

NET ASSETS:
Beginning of period.......................................................     225,930,750      164,950,321
                                                                              ------------     ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $85,583 AND
    $232,230, RESPECTIVELY)...............................................    $243,044,508     $225,930,750
                                                                              ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,635,068 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representative may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

shares of $188,265 and $1,436, respectively and received $6,629 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $17,779,825 and $42,465,964, respectively.

For the six months ended August 31, 2000, the Fund incurred brokerage commissions of $32,450 with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended August 31, 2000, the Fund incurred $1,350 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregated pension costs for the six months ended August 31, 2000 included in Director's fees and expenses in the Statement of Operations amounted to $2,938. At August 31, 2000, the Fund had an accrued pension liability of $55,265 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                         AUGUST 31, 2000            FEBRUARY 29, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................     120,206   $   1,784,181       501,579  $   6,207,930
Reinvestment of dividends........................................         754          10,825       --            --
Acquisition of Morgan Stanley Dean Witter Precious Metals and
 Minerals Trust..................................................      --             --             14,831        193,655
Redeemed.........................................................     (45,493)       (661,668)     (489,143)    (6,086,989)
                                                                   ----------   -------------   -----------  -------------
Net increase - Class A...........................................      75,467       1,133,338        27,267        314,596
                                                                   ----------   -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   3,544,436      50,177,329    10,273,562    132,548,979
Acquisition of Morgan Stanley Dean Witter Precious Metals and
 Minerals Trust..................................................      --             --          1,741,135     22,294,623
Redeemed.........................................................  (4,753,283)    (66,622,466)  (11,795,684)  (152,931,865)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class B................................  (1,208,847)    (16,445,137)      219,013      1,911,737
                                                                   ----------   -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................     133,823       1,880,841       570,664      7,262,044
Reinvestment of dividends........................................         386           5,439       --            --
Acquisition of Morgan Stanley Dean Witter Precious Metals and
 Minerals Trust..................................................      --             --             87,974      1,125,516
Redeemed.........................................................    (139,431)     (1,941,875)     (536,497)    (6,936,145)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class C................................      (5,222)        (55,595)      122,141      1,451,415
                                                                   ----------   -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................     753,564      11,113,807     4,002,845     54,945,407
Reinvestment of dividends........................................      11,055         159,527       --            --
Acquisition of Morgan Stanley Dean Witter Precious Metals and
 Minerals Trust..................................................      --             --              5,344         70,218
Redeemed.........................................................  (1,160,561)    (16,698,227)   (3,037,696)   (39,673,943)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class D................................    (395,942)     (5,424,893)      970,493     15,341,682
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) in Fund..................................  (1,534,544)  $ (20,792,287)    1,338,914  $  19,019,430
                                                                   ==========   =============   ===========  =============

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At February 29, 2000, the Fund had a net capital loss carryover of approximately $44,073,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through February 28 in the following years:

                AMOUNT IN THOUSANDS
---------------------------------------------------
 2004       2005       2006       2007       2008
-------   --------   --------   --------   --------
$10,240    $9,871    $11,653     $6,811     $5,498
=======    ======    =======     ======     ======

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Precious Metals and Minerals Trust ("Precious Metals"), the Fund obtained a net capital loss carryover of approximately $32,191,000 from Precious Metals. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,670,000 during fiscal 2000.

As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7. ACQUISITION OF MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST

On January 31, 2000, the Fund acquired all the net assets of Precious Metals based on the respective valuations as of the close of business on January 28, 2000, pursuant to a plan of reorganization approved by the shareholders of Precious Metals on December 21, 1999. The acquisition was accomplished by a tax-free exchange of 14,831 Class A shares of the Fund at a net asset value of $13.06 per share for 41,211 Class A shares of Precious Metals; 1,741,135
Class B shares of the Fund at a net asset value of $12.80 per share for 4,844,898 Class B shares of Precious Metals; 87,974 Class C shares of the Fund at a net asset value of $12.79 per share for 244,606 Class C shares of Precious Metals; and 5,344 Class D shares of the Fund at a net asset value of $13.13 per share for 15,024 Class D shares of Precious Metals. The net assets of the Fund and Precious Metals immediately before the acquisition were $207,641,293 and $23,684,012, respectively, including unrealized appreciation of $2,616,246 for Precious Metals. Immediately after the acquisition, the combined assets of the Fund amounted to $231,325,305.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                    MONTHS ENDED            ENDED                ENDED               THROUGH
                                                   AUGUST 31, 2000    FEBRUARY 29, 2000    FEBRUARY 28, 1999    FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
CLASS A SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............     $ 12.94              $ 10.15              $ 13.87             $ 14.44
                                                       -------              -------              -------             -------

Income (loss) from investment operations:
   Net investment income..........................        0.05                 0.10                 0.03                0.04
   Net realized and unrealized gain (loss)........        2.30                 2.69                (3.61)              (0.10)
                                                       -------              -------              -------             -------

Total income (loss) from investment operations....        2.35                 2.79                (3.58)              (0.06)
                                                       -------              -------              -------             -------

Less dividends and distributions from:
   Net investment income..........................       (0.10)            --                   --                   --
   Net realized gain..............................     --                  --                      (0.14)              (0.51)
                                                       -------              -------              -------             -------

Total dividends and distributions.................       (0.10)            --                      (0.14)              (0.51)
                                                       -------              -------              -------             -------

Net asset value, end of period....................     $ 15.19              $ 12.94              $ 10.15             $ 13.87
                                                       =======              =======              =======             =======

TOTAL RETURN+.....................................       18.21%(1)            27.49%              (26.04)%             (0.22)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................        1.12%(2)(3)          1.12%(3)             1.14%(3)            1.11%(2)

Net investment income.............................        0.72%(2)(3)          0.75%(3)             0.56%(3)            0.45%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........      $2,595               $1,233                 $691                $309

Portfolio turnover rate...........................           8%(1)               39%                  26%                 67%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                       FOR THE SIX                     FOR THE YEAR ENDED FEBRUARY 28
                                                       MONTHS ENDED        ------------------------------------------------------
                                                    AUGUST 31, 2000++      2000**++     1999++      1998*++      1997     1996**
-----------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............         $12.67            $10.03       $13.81      $13.34      $12.70   $10.77
                                                           ------            -----        -----       -----       -----    ------

Income (loss) from investment operations:
   Net investment income (loss)...................       --                  --           (0.04)      (0.02)      --         0.06
   Net realized and unrealized gain (loss)........           2.26             2.64        (3.60)       2.18        2.66      2.53
                                                           ------            -----        -----       -----       -----    ------

Total income (loss) from investment operations....           2.26             2.64        (3.64)       2.16        2.66      2.59
                                                           ------            -----        -----       -----       -----    ------

Less dividends and distributions from:
   Net investment income..........................       --                  --           --          (0.01)      (0.02)    (0.04)
   Net realized gain..............................       --                  --           (0.14)      (1.68)      (2.00)    (0.62)
                                                           ------            -----        -----       -----       -----    ------

Total dividends and distributions.................       --                  --           (0.14)      (1.69)      (2.02)    (0.66)
                                                           ------            -----        -----       -----       -----    ------

Net asset value, end of period....................         $14.93            $12.67       $10.03      $13.81      $13.34   $12.70
                                                           ======            =====        =====       =====       =====    ======

TOTAL RETURN+.....................................          17.84%(1)        26.32%      (26.60)%     16.93%      20.88%    24.32%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................           1.87%(2)(3)      1.89%(3)     1.90%(3)    1.80%       1.84%     1.90%

Net investment income (loss)......................          (0.03)%(2)(3)    (0.02)%(3)   (0.20)%(3)   (0.15)%     0.05%     0.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $204,859          $189,180     $147,527    $273,333    $247,989 $152,661

Portfolio turnover rate...........................              8%(1)           39%          26%         67%        156%       49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares"), have been designated Class B shares. The Old Shares have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                    MONTHS ENDED            ENDED                ENDED               THROUGH
                                                   AUGUST 31, 2000    FEBRUARY 29, 2000    FEBRUARY 28, 1999    FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
CLASS C SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............     $ 12.66              $ 10.02              $ 13.81             $ 14.44
                                                       -------              -------              -------             -------

Income (loss) from investment operations:
   Net investment income (loss)...................     --                      0.01                (0.02)              (0.02)
   Net realized and unrealized gain (loss)........        2.25                 2.63                (3.63)              (0.10)
                                                       -------              -------              -------             -------

Total income (loss) from investment operations....        2.25                 2.64                (3.65)              (0.12)
                                                       -------              -------              -------             -------

Less dividends and distributions from:
   Net investment income..........................       (0.02)            --                   --                   --
   Net realized gain..............................     --                  --                      (0.14)              (0.51)
                                                       -------              -------              -------             -------

Total dividends and distributions.................       (0.02)            --                      (0.14)              (0.51)
                                                       -------              -------              -------             -------

Net asset value, end of period....................     $ 14.89              $ 12.66              $ 10.02             $ 13.81
                                                       =======              =======              =======             =======

TOTAL RETURN+.....................................       17.81%(1)            26.35%              (26.67)%            (0.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................        1.87%(2)(3)          1.89%(3)             1.90%(3)            1.87%(2)

Net investment loss...............................       (0.03)%(2)(3)         (0.02)%(3)          (0.20)%(3)          (0.23)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...........      $3,640               $3,161               $1,278              $1,488

Portfolio turnover rate...........................           8%(1)               39%                  26%                 67%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                    MONTHS ENDED            ENDED                ENDED               THROUGH
                                                   AUGUST 31, 2000    FEBRUARY 29, 2000    FEBRUARY 28, 1999    FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
CLASS D SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............      $13.01               $10.19               $13.89              $14.44
                                                        ------               ------               ------              ------

Income (loss) from investment operations:
   Net investment income..........................        0.07                 0.12                 0.05                0.07
   Net realized and unrealized gain (loss)........        2.32                 2.70                (3.61)              (0.11)
                                                        ------               ------               ------              ------

Total income (loss) from investment operations....        2.39                 2.82                (3.56)              (0.04)
                                                        ------               ------               ------              ------

Less dividends and distributions from:
   Net investment income..........................       (0.12)            --                   --                   --
   Net realized gain..............................     --                  --                      (0.14)              (0.51)
                                                        ------               ------               ------              ------

Total dividends and distributions.................       (0.12)            --                      (0.14)              (0.51)
                                                        ------               ------               ------              ------

Net asset value, end of period....................      $15.28               $13.01               $10.19              $13.89
                                                        ======               ======               ======              ======

TOTAL RETURN+.....................................       18.44%(1)            27.67%              (25.86)%             (0.08)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................        0.87%(2)(3)          0.89%(3)             0.90%(3)            0.84%(2)

Net investment income.............................        0.97%(2)(3)          0.98%(3)             0.80%(3)            0.82%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $31,950              $32,356              $15,454             $13,161

Portfolio turnover rate...........................           8%(1)               39%                  26%                 67%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES
INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Directors and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

David F. Myers
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
NATURAL RESOURCE
DEVELOPMENT
SECURITIES

[PHOTO]

SEMIANNUAL REPORT
AUGUST 31, 2000